UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Management, LTD
Address:  222 Kearny St. # 204
          San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    General Partner

Phone:    415-362-1209
Signature, Place, and Date of Signing:


                        222 Kearny St. #204
/s/ Karin M. Blair      S.F. CA 94108             2/2/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   40506

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accord Networks - Foreign                                     494    50000                                       X
Akorn, Inc.                                     009728106    1558   237500                                       X
Aphton, Inc.                                    03759P101    1638    91000                                       X
Arthrocare                                      043136100    1199    61500                                       X
Ask Jeeves, Inc.                                045174109     304   125000                                       X
Avistar Communications                          05379X208     337    75000                                       X
Aware                                           05453N100     896    50500                                       X
BEI Technologies, Inc.                          05538P104    1434   123400                                       X
Brio Technology, Inc.                           05538P104     422   100000                                       X
Careside                                        141728105      12     6842                                       X
Catalytica Energy Systems                       148885106     431    25000                                       X
Cnet Networks, Inc.                             12613R104    1120    70000                                       X
Columbia Labs                                   197779101      86    20000                                       X
Compugen Ltd. - Foreign                                       884   141500                                       X
Conceptus, Inc.                                 206016107    1982   151000                                       X

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CyberSource Corp.                               23251J106     138    58296                                      X
Cyberonics                                      23250P102    3081   132500                                      X
Dianon Systems                                  252826102    6195   141200                                      X
Efunds Corp.                                    28224R101    1097   119400                                      X
Evolve Software, Inc.                           30049P104     122    25000                                      X
Frontline Capital Group                         35921N101    1581   118900                                      X
Informix                                        456779107      30    10000                                      X
Infospace.Com, Inc.                             45678T102     973   110000                                      X
Macrovision Corp.                               555904101    1369    18500                                      X
Micro Therapeutics                              59500W100     411    87700                                      X
NextCard                                        65222K107    1392   174000                                      X
Packeteer Inc.                                  695210104    1089    88000                                      X
Pervasive Software Inc.                         715710109     225   200000                                      X
Pharmacyclics                                   716933106     856    25000                                      X
Polycom, Inc.                                   73172K104    1770    55000                                      X
Primus Knowledge Solutions                      74163Q100    1300   200000                                      X
ProBusiness                                     742674104     777    29250                                      X

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Radvision Ltd. - Foreign                                     1108    90000                                      X
Silicon Image                                   82705T102     942   173300                                      X
Softnet Systems, Inc.                           833964109     304   167600                                      X
SonicWall, Inc.                                 835470105    1503    92500                                      X
Symphonix Devices, Inc.                         871951109      84    30100                                      X
Tyco International LTD.                         902124106     227     4011                                      X
Vaxgen Inc.                                     922390208     195    10000                                      X
eBenX, Inc.                                     278668108     898   133000                                      X
iAsiaWorks, Inc.                                45072L101      42     8700                                      X
TOTAL VALUE                                                 40506